united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30

Date of reporting period: 8/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2016
Shares				Value

	COMMON STOCK - 78.9%
	AIRLINES - 2.0%
40,000	American Airlines Group, Inc.			$ 1,452,000

	APPAREL - 1.9%
21,000	Deckers Outdoor Corp. *			1,372,350

	AUTO MANUFACTURERS - 4.3%
100,000	Blue Bird Corp. *			1,449,000
130,000	Ford Motor Co.			1,638,000
				3,087,000
	BANKS - 5.0%
135,000	Bank of America Corp.			2,178,900
32,000	US Bancorp			1,412,800
				3,591,700
	COMMERCIAL SERVICES - 2.9%
38,000	PayPal Holdings, Inc. *			1,411,700
860,000	Professional Diversity Network, Inc. *			641,646
				2,053,346
	COMPUTERS - 1.4%
9,500	Apple, Inc.			1,007,950

	DIVERSIFIED FINANCIAL SERVICES - 5.9%
90,000	Janus Capital Group, Inc.			1,338,300
29,000	Lazard Ltd.			1,073,870
175,000	WisdomTree Investments, Inc.			1,837,500
				4,249,670
	ELECTRICAL COMPONENTS & EQUIPMENT - 5.0%
75,000	Graham Corp.			1,433,250
720,000	Orion Energy Systems, Inc. *			943,200
220,000	Pioneer Power Solutions, Inc. * <			1,238,600
				3,615,050
	HOME BUILDERS - 1.8%
97,000	TRI Pointe Group, Inc. *			1,315,320

	HOUSEHOLD PRODUCTS/WARES - 3.8%
134,330	Acme United Corp.			2,756,451

	INTERNET - 1.4%
1,300	Alphabet, Inc. - Class A *			1,026,805

	LIMITED PARTNERSHIP - 5.4%
68,000	Blackstone Group LP - MLP			1,864,560
133,000	KKR & Co. LP - MLP			1,993,670
				3,858,230
	MEDIA - 4.6%
350,000	Lee Enterprises, Inc. *			976,500
25,000	Meredith Corp.			1,326,000
50,000	TEGNA, Inc.			1,013,000
				3,315,500
	MISCELLANEOUS MANUFACTURER - 5.0%
44,000	General Electric Co.			1,374,560
90,000	Trinity Industries, Inc.			2,197,800
				3,572,360

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2016
Shares				Value

	OIL & GAS - 1.9%
19,000	Murphy USA, Inc. *			$ 1,389,280

	PHARMACEUTICALS - 10.3%
11,500	Johnson & Johnson			1,372,410
19,000	Merck & Co., Inc.			1,193,010
23,000	Mylan NV *			974,280
40,000	Pfizer, Inc.			1,392,000
21,000	Teva Pharmaceutical Industries Ltd. - ADR			1,058,190
28,000	Zoetis, Inc. - Class A			1,430,800
				7,420,690
	REAL ESTATE - 1.5%
9,000	Jones Lang LaSalle, Inc.			1,050,750

	RETAIL - 4.5%
110,000	Denny's Corp. *			1,149,500
80,000	Staples, Inc.			684,800
140,000	Wendy's Co.			1,426,600
				3,260,900
	SOFTWARE - 1.8%
22,000	Paychex, Inc.			1,334,740

	TELECOMMUNICATIONS - 3.0%
350,000	Alaska Communications Systems Group, Inc. *			588,000
52,000	Vodafone Group PLC - ADR			1,593,800
				2,181,800
	TRANSPORTATION - 4.6%
51,000	CSX Corp.			1,442,280
17,000	United Parcel Service, Inc. - Class B			1,856,740
				3,299,020
	WATER - 0.9%
32,000	Veolia Environnement SA - ADR			678,880

	TOTAL COMMON STOCK (Cost - $52,724,996)			56,889,792

	PREFERRED STOCK - 3.6%
	INVESTMENT COMPANIES - 1.2%
33,000	Saratoga Investment Corp., 7.50%			846,863

	PIPELINES - 1.7%
25,000	Kinder Morgan, Inc. 9.75%			1,247,250

	TRUCKING & LEASING - 0.7%
5,370	General Finance Corp., 9.00%			481,957

	TOTAL PREFERRED STOCK (Cost - $2,431,549)			2,576,070

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2016
Par Value		Coupon Rate (%)	Maturity	Value

	BONDS & NOTES - 11.1%
	BANKS - 2.4%
$ 855,000	Citigroup, Inc.	5.95 **	7/29/2049	$ 890,269
835,000	Morgan Stanley	5.55 **	12/29/2049	856,918
				1,747,187
	COMMERCIAL SERVICES - 1.2%
800,000	ADT Corp.	6.250	10/15/2021	880,000

	ENTERTAINMENT - 1.2%
845,000	Churchill Downs, Inc.	5.375	12/15/2021	883,025

	ENVIRONMENTAL CONTROL - 1.2%
820,000	Covanta Holding Corp.	7.250	12/1/2020	849,930

	FOOD - 1.2%
850,000	B&G Foods, Inc.	4.625	6/1/2021	880,813

	MEDIA - 1.2%
850,000	TEGNA, Inc. ^	4.875	9/15/2021	884,000

	OIL & GAS SERVICES - 1.8%
1,300,000	Freeport-McMoran Oil & Gas LLC	6.625	5/1/2021	1,290,250

	RETAIL - 0.9%
603,000	Wendy's International LLC	7.000	12/15/2025	612,045

	TOTAL BONDS & NOTES (Cost - $7,715,305)			8,027,250

	CONVERTIBLE BONDS - 1.1%
	TELECOMMUNICATIONS - 1.1%
809,000	Alaska Communications Systems Group, Inc. (Cost - $804,899)	6.250	5/1/2018	795,854

Shares	SHORT-TERM INVESTMENTS - 4.7%
	MONEY MARKET FUND - 4.7%
3,370,241	Fidelity Institutional Money Market Funds - Government Portfolio, 0.26% ***			3,370,241
	(Cost - $3,370,241)

	TOTAL INVESTMENTS - 99.4% (Cost - $67,046,990) (a)			$ 71,659,207
	OTHER ASSETS LESS LIABILITIES - NET - 0.6%			451,018
	NET ASSETS - 100.0%			$ 72,110,225

* Non-income producing security.
< Restricted security. The Advisor or Trustees have determined the security to be illiquid. At August 31, 2016, the security amounted to 1.7% of net assets.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. This security had a fair value of $884,000 and 1.2% of net assets.
** Variable rate security; interest rate shown reflects rate currently in effect.
***Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2016.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $67,138,995 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:		$ 10,278,685
		Unrealized depreciation:		(5,758,473)
		Net unrealized appreciation:		$ 4,520,212
ADR - American Depositary Receipt
MLP - Master Limited Partnership

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2016
Shares		Value

	COMMON STOCK - 90.3%
	APPAREL - 2.5%
138,699	Rocky Brands, Inc.	$ 1,466,049

	AUTO PARTS & EQUIPMENT - 4.0%
73,500	Douglas Dynamics, Inc.	2,357,880

	BUILDING MATERIALS - 1.0%
57,000	LSI Industries, Inc.	577,410

	CHEMICALS - 3.1%
67,940	Detrex Corp. *	1,664,190
5,037	Oil-Dri Corporation of America	190,348
		1,854,538
	COMMERCIAL SERVICES - 6.4%
42,437	AstroNova, Inc.	624,248
41,000	Healthcare Services Group, Inc.	1,655,170
17,675	Landauer, Inc.	839,916
21,000	McGrath RentCorp	671,370
		3,790,704
	DISTRIBUTION/WHOLESALE - 2.9%
206,900	EnviroStar, Inc.	1,020,017
115,000	Houston Wire & Cable Co.	681,950
		1,701,967
	DIVERSIFIED FINANCIAL SERVICES - 2.8%
32,500	Westwood Holdings Group, Inc.	1,626,625

	ELECTRIC - 2.8%
23,000	Empire District Electric Co.	777,860
16,000	MGE Energy, Inc.	879,040
		1,656,900
	ENTERTAINMENT - 3.3%
93,000	National CineMedia, Inc.	1,390,350
31,000	Speedway Motorsports, Inc.	554,590
		1,944,940
	ENVIRONMENTAL CONTROL - 1.9%
114,500	Ecology and Environment, Inc.	1,133,550

	FOOD - 2.6%
84,000	Rocky Mountain Chocolate Factory, Inc.	918,120
20,000	Village Super Market, Inc. - Class A	639,800
		1,557,920
	FOREST PRODUCTS & PAPER - 2.9%
62,103	Orchids Paper Products Co.	1,737,642

	GAS - 2.9%
112,000	Gas Natural, Inc.	824,320
36,950	RGC Resources, Inc.	863,152
		1,687,472

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2016
Shares		Value

	HEALTHCARE - SERVICES - 2.6%
77,112	Psychemedics Corp.	$ 1,563,060

	HOME FURNISHINGS - 1.5%
19,376	Flexsteel Industries, Inc.	919,391

	HOUSEHOLD PRODUCTS/WARES - 2.7%
76,400	Acme United Corp.	1,567,728

	INSURANCE - 1.9%
11,200	Kansas City Life Insurance Co.	450,016
225,133	Marketing Alliance, Inc. *	692,285
		1,142,301
	LEISURE TIME - 4.1%
28,099	Bowl America, Inc.	410,245
166,000	Escalade, Inc.	2,013,580
		2,423,825
	MEDIA - 5.2%
320,000	A.H. Belo Corp.	2,000,000
53,000	World Wrestling Entertainment, Inc. - Class A	1,100,810
		3,100,810
	MISCELLANEOUS MANUFACTURER - 1.2%
48,000	Myers Industries, Inc.	688,800

	OFFICE FURNISHINGS - 2.4%
60,720	Kewaunee Scientific Corp.	1,436,028

	OIL & GAS - 0.7%
77,000	Evolution Petroleum Corp.	436,590

	REITS - 7.9%
46,000	CatchMark Timber Trust, Inc. - Class A	538,200
16,900	Education Realty Trust, Inc.	765,739
75,000	Farmland Partners, Inc.	873,750
176,000	Monmouth Real Estate Investment Corp.	2,464,000
		4,641,689
	RETAIL - 4.0%
92,600	PetMed Express, Inc.	1,866,816
94,000	Stage Stores, Inc.	505,720
		2,372,536
	SEMICONDUCTORS - 1.0%
46,800	Brooks Automation, Inc.	590,148

	SOFTWARE - 4.6%
165,700	American Software, Inc.	1,724,937
115,625	Simulations Plus, Inc.	996,688
		2,721,625
	TELECOMMUNICATIONS - 3.5%
63,000	Consolidated Communications Holdings, Inc.	1,515,150
243,952	RF Industries Ltd.	534,255
		2,049,405
	TEXTILES - 1.6%
94,000	Crown Crafts, Inc.	941,880

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2016
Shares		Value

	WATER - 6.3%
25,100	Artesian Resources Corp.	$ 689,497
15,275	Connecticut Water Service, Inc.	708,302
39,400	Middlesex Water Co.	1,314,778
34,975	York Water Co.	989,793
		3,702,370

	TOTAL COMMON STOCK (Cost - $44,815,741)	53,391,783

	PREFERRED STOCK - 2.7%
	DIVERSIFIED FINANCIAL SERVICES - 0.4%
10,000	Cowen Group, Inc., 8.25%	268,125

	HEALTHCARE - SERVICES - 1.0%
26,100	AdCare Health Systems, Inc., 10.875%	564,804

	RETAIL - 0.9%
20,000	TravelCenters of America LLC, 8.25%	513,300

	TRUCKING & LEASING - 0.4%
10,000	General Finance Corp., 8.125%	248,200

	TOTAL PREFERRED STOCK (Cost - $1,608,946)	1,594,429

	SHORT-TERM INVESTMENTS - 6.5%
	MONEY MARKET FUND - 6.5%
3,838,394	Dreyfus Treasury & Agency Cash Management Fund, 0.21% ** (Cost - $3,838,394)	3,838,394

	TOTAL INVESTMENTS - 99.5% (Cost - $50,263,081) (a)	$ 58,824,606
	OTHER ASSETS LESS LIABILITIES - NET - 0.5%	302,861
	NET ASSETS - 100.0%	$ 59,127,467

* Restricted security. The Advisor or Trustees have determined the security to be illiquid. At August 31, 2016, the securities amounted to 4.0% of net assets.
** Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2016.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is 48,708,987 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 13,506,241
	Unrealized depreciation:	(3,390,622)
	Net unrealized appreciation:	$ 10,115,619

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2016
Shares			Value

	COMMON STOCK - 89.4%
	APPAREL - 6.1%
87,000	Cherokee, Inc. *		$ 979,620
71,000	Perry Ellis International, Inc. *		1,323,440
127,500	Rocky Brands, Inc.		1,347,675
94,200	Tandy Leather Factory, Inc. *		668,820
			4,319,555
	AUTO MANUFACTURERS - 3.7%
182,000	Blue Bird Corp. *		2,637,180

	AUTO PARTS & EQUIPMENT - 1.9%
46,600	Motorcar Parts of America, Inc. *		1,324,838

	BEVERAGES - 2.0%
178,339	Reed's, Inc. *		640,237
448,700	Truett-Hurst, Inc. - Class A * #		789,712
			1,429,949
	BUILDING MATERIALS - 3.1%
214,000	LSI Industries, Inc.		2,167,820

	CHEMICALS - 4.9%
69,810	Detrex Corp. <		1,709,996
135,000	Landec Corp. *		1,749,600
			3,459,596
	COMMERCIAL SERVICES - 6.4%
317,000	ARC Document Solutions, Inc. *		1,071,460
20,000	Medifast, Inc.		735,400
553,652	Professional Diversity Network, Inc. *		413,080
91,000	SP Plus Corp. *		2,275,000
			4,494,940
	DISTRIBUTION/WHOLESALE - 3.0%
279,700	EnviroStar, Inc.		1,378,921
125,000	Houston Wire & Cable Co.		741,250
			2,120,171
	DIVERSIFIED FINANCIAL SERVICES - 2.4%
442,000	Cowen Group, Inc. *		1,657,500

	ELECTRICAL COMPONENTS & EQUIPMENT - 4.9%
77,000	Graham Corp.		1,471,470
599,000	Orion Energy Systems, Inc. *		784,690
210,105	Pioneer Power Solutions, Inc. * <		1,182,891
			3,439,051
	ENVIRONMENTAL CONTROL - 4.1%
116,000	Ecology and Environment, Inc.		1,148,400
96,600	Heritage-Crystal Clean, Inc. *		1,334,046
94,353	Sharps Compliance Corp. *		431,193
			2,913,639
	HAND/MACHINE TOOLS - 2.5%
31,000	LS Starrett Co.		346,580
79,810	QEP Co., Inc. * <		1,389,492
			1,736,072
North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2016
Shares			Value

	HEALTHCARE - PRODUCTS - 0.2%
110,774	Female Health Co. *		$ 145,114

	HEALTHCARE - SERVICES - 1.4%
49,598	Psychemedics Corp.		1,005,352

	HOME FURNISHINGS - 0.8%
85,000	Skullcandy, Inc. *		537,200

	HOUSEHOLD PRODUCTS/WARES - 7.9%
141,575	Acme United Corp.		2,905,119
102,000	Central Garden & Pet Co. *		2,619,360
			5,524,479
	INTERNET - 2.7%
73,875	1-800-Flowers.com, Inc. *		682,605
323,000	US Auto Parts Network, Inc. *		1,208,020
			1,890,625
	LEISURE TIME - 6.7%
48,254	Bowl America, Inc.		704,508
131,678	Escalade, Inc.		1,597,254
71,150	Johnson Outdoors, Inc. - Class A		2,394,198
			4,695,960
	MACHINERY - DIVERSIFIED - 2.3%
24,800	Alamo Group, Inc.		1,607,536

	MEDIA - 3.5%
396,329	A. H. Belo Corp.		2,477,056

	METAL FABRICATE/HARDWARE - 2.9%
104,472	Eastern Co.		2,005,862

	MINING - 2.1%
23,000	United States Lime & Minerals, Inc.		1,474,990

	OIL & GAS SERVICES - 0.8%
515,384	Enservco Corp. *		305,365
96,000	Mitcham Industries, Inc. *		261,120
			566,485
	RETAIL - 6.7%
179,000	Boot Barn Holdings, Inc. *		2,216,020
121,000	Build-A-Bear Workshop, Inc. *		1,403,600
55,190	Jamba, Inc. *		603,227
70,400	TravelCenters of America LLC *		478,720
			4,701,567
	SOFTWARE - 3.0%
108,238	American Software, Inc.		1,126,758
110,000	InnerWorkings, Inc. *		975,700
			2,102,458

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2016
Shares			Value

	TELECOMMUNICATIONS - 2.5%
77,600	Hawaiian Telcom Holdco, Inc. *		$ 1,736,688

	TRUCKING & LEASING - 0.9%
144,000	General Finance Corp. *		636,480

	TOTAL COMMON STOCK (Cost - $59,217,325)		62,808,163

	SHORT-TERM INVESTMENTS - 10.7%
	MONEY MARKET FUND - 10.7%
7,485,554	Dreyfus Treasury & Agency Cash Management Fund, 0.21% ** (Cost - $7,485,554)		7,485,554

	TOTAL INVESTMENTS - 100.1% (Cost - $66,702,879) (a)		$ 70,293,717
	OTHER ASSETS LESS LIABILITIES - NET - (0.1) %		(67,971)
	NET ASSETS - 100.0%		$ 70,225,746

* Non-income producing security.
# Affiliated issuer.
< Restricted security. The Advisor or Trustees have determined the security to be illiquid. At August 31, 2016, the securities amounted to 6.1% of net assets.
** Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2016.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $68,276,570 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 10,827,996
		Unrealized depreciation:	(8,810,849)
		Net unrealized appreciation:	$ 2,017,147

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2016
Shares				Value

	PREFERRED STOCK - 10.7%
	BANKS - 1.1%
6,000	PrivateBancorp, Inc., 7.125%			$ 159,120

	DIVERSIFIED FINANCIAL SERVICES - 1.1%
6,000	Cowen Group, Inc., 8.25%			160,875

	HEALTHCARE - SERVICES - 1.7%
11,000	AdCare Health Systems, Inc. 10.875%			238,040

	INVESTMENT COMPANIES - 2.3%
6,053	Hercules Technology Growth Capital, Inc., 7.00%			154,351
7,000	Saratoga Investment Corp., 7.50%			179,638
				333,989
	PIPELINES - 3.5%
10,000	Kinder Morgan, Inc. 9.75%			498,900

	TRUCKING & LEASING - 1.0%
5,800	General Finance Corp., 8.125%			143,956

	TOTAL PREFERRED STOCK (Cost - $1,523,011)			1,534,880

Par Value		Coupon Rate (%)	Maturity

	CORPORATE BONDS - 76.4%
	AIRLINES - 3.7%
$ 500,000	American Airlines Group, Inc.	6.125	6/1/2018	523,750

	APPAREL - 2.5%
357,000	Perry Ellis International, Inc.	7.875	4/1/2019	363,247

	AUTO PARTS & EQUIPMENT - 3.1%
425,000	Goodyear Tire & Rubber Co.	5.125	11/15/2023	446,250

	BANKS - 1.8%
250,000	Wachovia Cap Trust III ^	5.570	3/29/2049	251,719

	BEVERAGES - 3.3%
250,000	Cott Beverages, Inc.	6.750	1/1/2020	262,812
200,000	Cott Beverages, Inc.	5.375	7/1/2022	207,250
				470,062
	COMMERCIAL SERVICES - 10.6%
250,000	ADT Corp.	6.250	10/15/2021	275,000
200,000	ADT Corp.	3.500	7/15/2022	192,500
300,000	Deluxe Corp.	6.000	11/15/2020	311,250
425,000	Great Lakes Dredge & Dock Corp.	7.375	2/1/2019	421,281
25,000	RR Donnelley & Sons Co.	6.125	1/15/2017	25,335
50,000	RR Donnelley & Sons Co.	7.875	3/15/2021	54,625
235,000	RR Donnelley & Sons Co.	6.500	11/15/2023	239,113
				1,519,104
	COSMETICS & TOILETRIES - 0.7%
100,000	Edgewell Personal Care Co.	4.700	5/24/2022	104,117

	DIVERSIFIED FINANCIAL SERVICES - 2.8%
350,000	Jefferies Group LLC	8.500	7/15/2019	401,999

	ENTERTAINMENT - 3.3%
250,000	Churchill Downs, Inc.	5.375	12/15/2021	261,250
150,000	Churchill Downs, Inc. *	5.375	12/15/2021	156,750
55,000	National CineMedia LLC	6.000	4/15/2022	57,750
				475,750

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2016
Par Value		Coupon Rate (%)	Maturity	Value

	ENVIRONMENTAL CONTROL - 3.1%
$ 35,000	Covanta Holding Corp.	7.250	12/1/2020	$ 36,277
400,000	Covanta Holding Corp.	5.875	3/1/2024	404,000
				440,277
	FOOD - 13.1%
415,000	B&G Foods, Inc.	4.625	6/1/2021	430,044
428,000	Dean Holding Co.	6.900	10/15/2017	448,330
425,000	Ingles Markets, Inc.	5.750	6/15/2023	444,401
200,000	Post Holdings, Inc.	7.375	2/15/2022	211,250
325,000	TreeHouse Foods, Inc.	4.875	3/15/2022	338,812
				1,872,837
	HEALTHCARE - PRODUCTS - 1.4%
200,000	Hanger, Inc.	10.625	11/15/2018	203,562

	HEALTHCARE - SERVICES - 2.7%
375,000	DaVita HealthCare Partners, Inc.	5.750	8/15/2022	394,687

	HOUSEHOLD PRODUCTS/WARES - 7.5%
450,000	ACCO Brands Corp.	6.750	4/30/2020	479,250
550,000	Central Garden & Pet Co.	6.125	11/15/2023	593,313
				1,072,563
	LEISURE TIME - 1.5%
200,000	Royal Caribbean Cruises Ltd.	5.250	11/15/2022	219,000

	LODGING - 0.7%
100,000	Hilton Worldwide Finance Corp.	5.625	10/15/2021	103,471

	MEDIA - 5.8%
18,000	TEGNA, Inc.	7.125	9/1/2018	18,023
50,000	TEGNA, Inc.	5.125	7/15/2020	51,813
250,000	TEGNA, Inc.	6.375	10/15/2023	270,938
500,000	Time, Inc. *	5.750	4/15/2022	495,625
				836,399
	METAL FABRICATE/HARDWARE - 3.9%
550,000	Park-Ohio Industries, Inc.	8.125	4/1/2021	562,375

	PIPELINES - 0.2%
25,000	Kinder Morgan Energy Partners LP	3.950	9/1/2022	25,932

	RETAIL - 4.7%
300,000	Gap, Inc.	5.950	4/12/2021	325,495
340,000	Wendy's International LLC	7.000	12/15/2025	345,100
				670,595

	TOTAL CORPORATE BONDS (Cost - $10,774,281)			10,957,696

	CONVERTIBLE BONDS - 3.1%
	TELECOMMUNICATIONS - 3.1%
450,000	Alaska Communications Systems Group, Inc. (Cost - $449,506)	6.250	5/1/2018	442,688

Shares
	SHORT-TERM INVESTMENTS - 8.5%
	MONEY MARKET FUND - 8.5%
1,225,441	Dreyfus Cash Management Fund, 0.24% ** (Cost - $1,225,441)			1,225,441

	TOTAL INVESTMENTS - 98.7% (Cost - $13,972,239) (a)			$ 14,160,705
	OTHER ASSETS LESS LIABILITIES - NET - 1.3%			187,891
	NET ASSETS - 100.0%			$ 14,348,596

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2016

^ Variable or step coupon security; interest rate shown reflects rate currently in effect.
* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. This security had a fair value of $652,375 and 4.5% of net assets.
** Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2016.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $13,972,836 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:		$ 243,425
		Unrealized depreciation:		(55,556)
		Net unrealized appreciation:		$ 187,869

North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2016

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2016

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of August 31, 2016 in valuing the Funds' investments measured at fair value:
North Star Opportunity Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 56,889,792	$ -	$ -	$ 56,889,792
Preferred Stock	2,576,070	-	-	2,576,070
Corporate Bonds	-	8,027,250	-	8,027,250
Convertible Bonds	-	795,854	-	795,854
Short-Term Investments	3,370,241	-	-	3,370,241
Total	$ 62,836,103	$ 8,823,104	$ -	$ 71,659,207
North Star Dividend Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 53,391,783	$ -	$ -	$ 53,391,783
Preferred Stock	1,594,429	-	-	1,594,429
Short-Term Investments	3,838,394	-	-	3,838,394
Total	$ 58,824,606	$ -	$ -	$ 58,824,606

North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2016
North Star Micro Cap Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 62,808,163	$ -	$ -	$ 62,808,163
Short-Term Investments	7,485,554	-	-	7,485,554
Total	$ 70,293,717	$ -	$ -	$ 70,293,717
North Star Bond Fund
Assets *	Level 1	Level 2	Level 3	Total
Preferred Stock	$ 1,534,880	$ -	$ -	$ 1,534,880
Corporate Bonds	-	10,957,696	-	10,957,696
Convertible Bonds	-	442,688	-	442,688
Short-Term Investments	1,225,441	-	-	1,225,441
Total	$ 2,760,321	$ 11,400,384	$ -	$ 14,160,705

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the period. It is the funds' policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.
* Refer to the Portfolios of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 10/25/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 10/25/16

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 10/25/16